FAIR VALUE MEASUREMENTS - Summary of Liabilities Measured Fair Value on Recurring Basis(Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 19, 2015	Dec. 31, 2014
Accrued equity	$ 863,364
Warrant liabilities	35,905,972
Total derivative liabilities	35,905,972	$ 1,683,722	$ 79,400,000
Fair Value, Inputs, Level 1 [Member]
Accrued equity	$ 863,364
Warrant liabilities
Total derivative liabilities	$ 863,364
Fair Value, Inputs, Level 2 [Member]
Accrued equity
Warrant liabilities
Total derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Accrued equity
Warrant liabilities	$ 35,905,972
Total derivative liabilities	$ 35,905,972